Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Barings Funds Trust
Entity Central Index Key	0001577579
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Nov. 01, 2019
Barings Global Floating Rate Fund | Class I Shares
Prospectus:
Trading Symbol	BXFAX
Barings Global Floating Rate Fund | Class Y Shares
Prospectus:
Trading Symbol	BXFCX
Barings Global Floating Rate Fund | Class C Shares
Prospectus:
Trading Symbol	BXFIX
Barings Global Floating Rate Fund | Class A Shares
Prospectus:
Trading Symbol	BXFYX
Barings Global Credit Income Opportunities Fund | Class I Shares
Prospectus:
Trading Symbol	BXIAX
Barings Global Credit Income Opportunities Fund | Class Y Shares
Prospectus:
Trading Symbol	BXICX
Barings Global Credit Income Opportunities Fund | Class C Shares
Prospectus:
Trading Symbol	BXITX
Barings Global Credit Income Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	BXIYX
Barings Global High Yield Fund | Class I Shares
Prospectus:
Trading Symbol	BXGAX
Barings Global High Yield Fund | Class Y Shares
Prospectus:
Trading Symbol	BXGCX
Barings Global High Yield Fund | Class C Shares
Prospectus:
Trading Symbol	BXGIX
Barings Global High Yield Fund | Class A Shares
Prospectus:
Trading Symbol	BXGYX
Barings U.S. High Yield Fund | Class I Shares
Prospectus:
Trading Symbol	BXHAX
Barings U.S. High Yield Fund | Class Y Shares
Prospectus:
Trading Symbol	BXHCX
Barings U.S. High Yield Fund | Class C Shares
Prospectus:
Trading Symbol	BXHIX
Barings U.S. High Yield Fund | Class A Shares
Prospectus:
Trading Symbol	BXHYX
Barings Active Short Duration Bond Fund | Class I Shares
Prospectus:
Trading Symbol	BXDAX
Barings Active Short Duration Bond Fund | Class Y Shares
Prospectus:
Trading Symbol	BXDCX
Barings Active Short Duration Bond Fund | Class C Shares
Prospectus:
Trading Symbol	BXDIX
Barings Active Short Duration Bond Fund | Class A Shares
Prospectus:
Trading Symbol	BXDYX
Barings Diversified Income Fund | Class I Shares
Prospectus:
Trading Symbol	BXTAX
Barings Diversified Income Fund | Class Y Shares
Prospectus:
Trading Symbol	BXTCX
Barings Diversified Income Fund | Class C Shares
Prospectus:
Trading Symbol	BXTIX
Barings Diversified Income Fund | Class A Shares
Prospectus:
Trading Symbol	BXTYX
Barings Emerging Markets Debt Blended Total Return Fund | Class A Shares
Prospectus:
Trading Symbol	BXEAX
Barings Emerging Markets Debt Blended Total Return Fund | Class I Shares
Prospectus:
Trading Symbol	BXECX
Barings Emerging Markets Debt Blended Total Return Fund | Class Y Shares
Prospectus:
Trading Symbol	BXEIX
Barings Emerging Markets Debt Blended Total Return Fund | Class C Shares
Prospectus:
Trading Symbol	BXEYX
Barings Global Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	BXQAX
Barings Global Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	BXQCX
Barings Global Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	BXQIX
Barings Global Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	BXQYX